UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-22050

Exact name of registrant as specified in charter:	Delaware Enhanced Global Dividend and Income Fund

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2019

Item 1. Schedule of Investments.

Schedule of investments

Delaware Enhanced Global Dividend and Income Fund
February 28, 2019 (Unaudited)

	Number of	Value
	shares	(US $)
Common Stock – 62.73%❖
Communication Services – 4.12%
AT&T	38,100	$1,185,672
Century Communications =†	125,000	0
Mobile TeleSystems PJSC ADR	64,200	496,266
Nippon Telegraph & Telephone	30,602	1,318,084
Publicis Groupe	7,143	395,922
Tele2 Class B	88,830	1,170,005
Verizon Communications	20,900	1,189,628
		5,755,577
Consumer Discretionary – 8.26%
American Eagle Outfitters	25,000	510,000
Bayerische Motoren Werke	12,828	1,084,273
Cie Generale des Etablissements Michelin	10,297	1,235,650
Ford Motor	88,000	771,760
Kering	1,888	1,031,017
Nitori Holdings	908	113,108
Playtech	197,401	1,105,940
Target	10,100	733,664
Techtronic Industries	184,500	1,232,781
Toyota Motor	18,605	1,117,819
Valeo	16,320	515,128
Whirlpool	3,300	466,983
Yue Yuen Industrial Holdings	478,000	1,607,593
		11,525,716
Consumer Staples – 4.52%
Archer-Daniels-Midland	10,400	442,000
British American Tobacco ADR	16,640	611,354
Carlsberg Class B	6,656	806,308
Conagra Brands	26,500	619,305
Imperial Brands	53,926	1,795,629
Kraft Heinz	9,300	308,667
Matsumotokiyoshi Holdings	24,800	849,917
Mondelez International Class A	9,300	438,588
Procter & Gamble	4,500	443,475
		6,315,243
Diversified REIT – 0.46%
Tritax EuroBox 144A #†	522,401	646,020
		646,020
Energy – 4.44%
Halliburton	19,500	598,455
Occidental Petroleum	15,900	1,051,785
Royal Dutch Shell ADR Class B	13,500	858,735
Suncor Energy	37,000	1,275,368
TOTAL	16,335	928,826
TOTAL ADR	15,800	899,178
Williams	21,900	584,511
		6,196,858
Financials – 12.60%
American International Group	20,600	889,920
Arthur J Gallagher & Co.	5,500	441,540
Ashford †	632	38,659
AXA	58,237	1,476,858
Banco Santander	181,828	888,500
Bank of New York Mellon	11,200	587,776
Bank Rakyat Indonesia Persero	4,786,900	1,310,081
BB&T	20,300	1,034,691
ING Groep	87,342	1,155,606
Mitsubishi UFJ Financial Group	226,128	1,169,946
Nordea Bank	187,020	1,696,058
Principal Financial Group	60,000	3,158,400
Standard Chartered	138,947	1,108,703
UniCredit	63,363	862,416
United Overseas Bank	46,800	866,077
Wells Fargo & Co.	18,300	912,987
		17,598,218
Healthcare – 9.05%
AbbVie	9,100	721,084
Amgen	2,400	456,192
AstraZeneca ADR	21,400	889,812
Brookdale Senior Living †	212,021	1,433,262
Cardinal Health	12,400	673,816
CVS Health	6,700	387,461
ImmunoGen †	100,000	472,000
Johnson & Johnson	4,900	669,536
Koninklijke Philips	27,457	1,093,084
Merck & Co.	11,200	910,448
Novartis	20,938	1,909,920
Pfizer	20,660	895,611
Quest Diagnostics	4,900	424,095
Sanofi	9,509	794,977
Takeda Pharmaceutical	22,500	902,099
		12,633,397
Healthcare REITs – 0.04%
Assura	42,236	32,323
Sabra Health Care REIT	1,108	20,077
		52,400

(continues)       NQ-DEX [2/19] 4/19 (804760) 1

Schedule of investments

Delaware Enhanced Global Dividend and Income Fund (Unaudited)

	Number of	Value
	shares	(US $)
Common Stock❖ (continued)
Hotel REITs – 0.54%
Ashford Hospitality Trust	55,000	$294,800
Braemar Hotels & Resorts	13,251	172,528
Hospitality Properties Trust	10,500	284,235
		751,563
Industrials – 8.30%
Copa Holdings Class A	9,000	793,530
Deutsche Post	41,491	1,289,338
East Japan Railway	5,761	550,956
ITOCHU	91,202	1,634,788
Leonardo	38,422	387,472
Lockheed Martin	2,900	897,289
Meggitt	156,086	1,116,277
MINEBEA MITSUMI	99,200	1,589,478
Teleperformance	5,168	922,900
United Technologies	7,000	879,690
Vinci	16,025	1,529,663
		11,591,381
Information Technology – 3.67%
Broadcom	3,700	1,018,832
Cisco Systems	14,800	766,196
Hitachi	29,000	867,671
Intel	14,100	746,736
International Business
Machines	4,400	607,772
Samsung Electronics	27,811	1,115,209
		5,122,416
Materials – 2.01%
DowDuPont	16,200	862,326
Rio Tinto	33,881	1,948,514
		2,810,840
Mortgage REIT – 0.96%
Annaly Capital Management	132,542	1,342,650
		1,342,650
Multifamily REIT – 0.62%
Equity Residential	11,800	869,542
		869,542
Office REITs – 0.64%
Intervest Offices &
Warehouses	2,500	63,982
Kenedix Office Investment	20	133,315
VEREIT	86,617	690,337
		887,634
Real Estate Operating/Development – 0.22%
Grand City Properties	13,035	306,912
		306,912
Shopping Center REITs – 0.35%
Brixmor Property Group	25,454	444,427
Link REIT	4,000	45,224
		489,651
Single Tenant REIT – 0.07%
STORE Capital	3,147	102,183
		102,183
Utilities – 1.86%
Edison International	14,900	892,361
National Grid	97,778	1,099,623
National Grid ADR	10,575	597,488
		2,589,472

Total Common Stock
(cost $86,098,098)		87,587,673

Convertible Preferred Stock – 1.71%
A Schulman 6.00%
exercise price $52.33 ψ	775	800,188
Bank of America 7.25%
exercise price $50.00 ψ	453	587,088
El Paso Energy Capital Trust
I 4.75% exercise price
$34.49, maturity date
3/31/28	12,617	633,878
QTS Realty Trust 6.50%
exercise price $47.03 ψ	3,452	362,080
Total Convertible Preferred Stock
(cost $2,230,979)		2,383,234

Limited Partnerships – 1.10%
Merion Champion’s Walk =π†	1,085,000	1,030,750
Merion Countryside =π†	780,938	502,768
Total Limited Partnerships
(cost $1,012,884)		1,533,518

	Principal
	amount°
Agency Commercial Mortgage-Backed Securities – 0.02%
FREMF Mortgage Trust
Series 2011-K15 B 144A
4.948% 8/25/44 #●	10,000	$10,396

2 NQ-DEX [2/19] 4/19 (804760)

(Unaudited)

	Principal	Value
	amount°	(US $)
Agency Commercial Mortgage-Backed Securities (continued)
FREMF Mortgage Trust
Series 2012-K22 B 144A
3.687% 8/25/45 #●	10,000	$10,153
Total Agency Commercial
Mortgage-Backed
Securities (cost $21,214)		20,549

Agency Mortgage-Backed Securities – 0.02%
Fannie Mae ARM
3.879% (LIBOR12M +
1.754%, Cap 11.211%)
4/1/36 ●	8,381	8,790
4.575% (LIBOR12M +
1.69%, Cap 10.122%)
11/1/35 ●	3,456	3,616
Fannie Mae S.F. 30 yr
5.00% 6/1/44	3,295	3,539
6.00% 6/1/41	1,824	2,017
6.00% 7/1/41	4,650	5,154
6.00% 7/1/41	744	822
Freddie Mac S.F. 30 yr
5.50% 6/1/41	1,835	2,013
GNMA II S.F. 30 yr
6.00% 2/20/40	1,998	2,135
Total Agency
Mortgage-Backed
Securities (cost $27,816)		28,086

Convertible Bonds – 10.80%
Basic Industry – 0.35%
Royal Gold 2.875% exercise
price $102.29, maturity
date 6/15/19	482,000	483,508
		483,508
Brokerage – 0.53%
GAIN Capital Holdings 5.00%
exercise price $8.20,
maturity date 8/15/22	709,000	737,487
		737,487
Capital Goods – 1.65%
Aerojet Rocketdyne Holdings
2.25% exercise price
$26.00, maturity date
12/15/23	138,000	212,952
Cemex 3.72% exercise price
$11.01, maturity date
3/15/20	669,000	665,900
Chart Industries 144A 1.00%
exercise price $58.73,
maturity date 11/15/24 #	149,000	238,822
Dycom Industries 0.75%
exercise price $96.89,
maturity date 9/15/21	400,000	371,044
Tesla Energy Operations
1.625% exercise price
$759.35, maturity date
11/1/19	860,000	818,727
		2,307,445
Communications – 0.95%
DISH Network 2.375%
exercise price $82.22,
maturity date 3/15/24	592,000	492,817
GCI Liberty 144A 1.75%
exercise price $370.52,
maturity date 9/30/46 #	286,000	313,876
Liberty Media 2.25% exercise
price $34.93, maturity date
9/30/46	1,016,000	525,512
		1,332,205
Consumer Cyclical – 0.52%
Huron Consulting Group
1.25% exercise price
$79.89, maturity date
10/1/19	418,000	411,184
Meritor 3.25% exercise price
$39.92, maturity date
10/15/37	323,000	319,914
		731,098
Consumer Non-Cyclical – 2.26%
BioMarin Pharmaceutical
1.50% exercise price
$94.15, maturity date
10/15/20	305,000	355,706
FTI Consulting 144A 2.00%
exercise price $101.38,
maturity date 8/15/23 #	246,000	247,537
Insulet 144A 1.375% exercise
price $93.18, maturity date
11/15/24 #	213,000	256,560
Ligand Pharmaceuticals 144A
0.75% exercise price
$248.48, maturity date
5/15/23 #	297,000	255,964
Medicines 2.75% exercise
price $48.97, maturity date
7/15/23	929,000	750,198
Paratek Pharmaceuticals
144A 4.75% exercise price
$15.90, maturity date
5/1/24 #	550,000	445,379

(continues)       NQ-DEX [2/19] 4/19 (804760) 3

Schedule of investments

Delaware Enhanced Global Dividend and Income Fund (Unaudited)

	Principal	Value
	amount°	(US $)
Convertible Bonds (continued)
Consumer Non-Cyclical (continued)
Retrophin 2.50% exercise
price $38.80, maturity date
9/15/25	149,000	$136,217
Vector Group 1.75% exercise
price $21.28, maturity date
4/15/20 ●	687,000	701,599
		3,149,160
Electric – 0.54%
Cree 144A 0.875% exercise
price $59.97, maturity date
9/1/23 #	402,000	447,979
NRG Energy 144A 2.75%
exercise price $47.74,
maturity date 6/1/48 #	279,000	312,108
		760,087
Energy – 1.34%
Cheniere Energy 4.25%
exercise price $138.38,
maturity date 3/15/45	773,000	591,828
Helix Energy Solutions Group
4.25% exercise price
$13.89, maturity date
5/1/22	944,000	932,615
PDC Energy 1.125% exercise
price $85.39, maturity date
9/15/21	362,000	340,771
		1,865,214
Industrials – 0.27%
Team 5.00% exercise price
$21.70, maturity date
8/1/23	360,000	369,831
		369,831
Real Estate Investment Trusts – 0.39%
Blackstone Mortgage Trust
4.75% exercise price
$36.23, maturity date
3/15/23	545,000	547,296
		547,296
Technology – 2.00%
Boingo Wireless 144A 1.00%
exercise price $42.32,
maturity date 10/1/23 #	372,000	327,901
CSG Systems International
4.25% exercise price
$57.05, maturity date
3/15/36	408,000	427,970
Knowles 3.25% exercise price
$18.43, maturity date
11/1/21	395,000	446,678
Microchip Technology
1.625% exercise price
$97.16, maturity date
2/15/27	73,000	84,073
PROS Holdings 2.00%
exercise price $48.63,
maturity date 6/1/47	351,000	374,519
Synaptics 0.50% exercise
price $73.02, maturity date
6/15/22	367,000	338,117
Verint Systems 1.50%
exercise price $64.46,
maturity date 6/1/21	417,000	434,049
Vishay Intertechnology 144A
2.25% exercise price
$31.49, maturity date
6/15/25 #	359,000	354,273
		2,787,580
Total Convertible Bonds
(cost $15,009,404)		15,070,911

Corporate Bonds – 59.81%
Automotive – 0.50%
Allison Transmission 144A
5.00% 10/1/24 #	685,000	691,850
		691,850
Banking – 2.47%
Ally Financial
5.75% 11/20/25	702,000	746,753
8.00% 11/1/31	250,000	310,000
Bank of America
3.864% 7/23/24 µ	25,000	25,422
5.625% 7/1/20	5,000	5,175
Bank of Montreal 3.30%
2/5/24	30,000	29,899
BB&T 3.75% 12/6/23	35,000	35,884
Citigroup 3.52% 10/27/28 µ	20,000	19,340
Citizens Financial Group
4.30% 12/3/25	25,000	25,237
Credit Suisse Group 144A
6.25% #µψ	485,000	487,304
Fifth Third Bancorp 3.95%
3/14/28	35,000	35,217
Goldman Sachs Group 6.00%
6/15/20	50,000	51,840
Huntington Bancshares
2.30% 1/14/22	5,000	4,883
JPMorgan Chase & Co.
3.96% 1/29/27 µ	45,000	45,718

4 NQ-DEX [2/19] 4/19 (804760)

(Unaudited)

	Principal	Value
	amount°	(US $)
Corporate Bonds (continued)
Banking (continued)
JPMorgan Chase & Co.
4.35% 8/15/21	30,000	$30,917
Morgan Stanley 3.958%
(LIBOR03M + 1.22%)
5/8/24 ●	10,000	10,065
PNC Financial Services Group
3.50% 1/23/24	50,000	50,449
Popular 6.125% 9/14/23	655,000	677,106
Royal Bank of Scotland Group
8.625% µψ	315,000	338,562
State Street
3.10% 5/15/23	50,000	49,808
3.30% 12/16/24	5,000	5,066
SunTrust Banks
2.45% 8/1/22	5,000	4,901
2.70% 1/27/22	45,000	44,527
UBS Group Funding
Switzerland 6.875% µψ	295,000	297,213
US Bancorp 3.10% 4/27/26	55,000	53,915
USB Capital IX 3.807%
(LIBOR03M + 1.02%) ψ●	80,000	62,518
		3,447,719
Basic Industry – 8.82%
BMC East 144A 5.50%
10/1/24 #	312,000	299,130
Boise Cascade 144A 5.625%
9/1/24 #	660,000	650,100
Builders FirstSource 144A
5.625% 9/1/24 #	405,000	396,900
Chemours 5.375% 5/15/27	456,000	446,880
CSN Resources 144A 7.625%
2/13/23 #	500,000	503,750
Dow Chemical 144A 4.80%
11/30/28 #	35,000	36,378
DowDuPont 4.205%
11/15/23	55,000	56,814
Freeport-McMoRan
4.55% 11/14/24	365,000	362,263
6.875% 2/15/23	796,000	843,760
HD Supply 144A 5.375%
10/15/26 #	345,000	351,900
Hudbay Minerals
144A 7.25% 1/15/23 #	60,000	62,100
144A 7.625% 1/15/25 #	465,000	484,181
Huntsman International
4.50% 5/1/29	5,000	4,928
Joseph T Ryerson & Son 144A
11.00% 5/15/22 #	272,000	285,940
Koppers 144A 6.00%
2/15/25 #	484,000	425,920
Lennar 5.875% 11/15/24	155,000	163,331
New Enterprise Stone & Lime
144A 10.125% 4/1/22 #	70,000	70,700
NOVA Chemicals
144A 5.00% 5/1/25 #	285,000	273,244
144A 5.25% 6/1/27 #	710,000	670,063
Novelis 144A 6.25%
8/15/24 #	605,000	610,862
Olin
5.00% 2/1/30	380,000	370,500
5.125% 9/15/27	478,000	483,975
RPM International 4.55%
3/1/29	5,000	4,962
SASOL Financing USA
5.875% 3/27/24	225,000	233,404
6.50% 9/27/28	275,000	289,371
Standard Industries
144A 5.00% 2/15/27 #	430,000	410,650
144A 6.00% 10/15/25 #	50,000	52,437
Starfruit Finco 144A 8.00%
10/1/26 #	375,000	375,000
Steel Dynamics 5.00%
12/15/26	665,000	678,300
Suzano Austria 144A 6.00%
1/15/29 #	500,000	532,350
Syngenta Finance 144A
5.182% 4/24/28 #	500,000	487,423
Tronox Finance 144A 5.75%
10/1/25 #	545,000	508,894
Zekelman Industries 144A
9.875% 6/15/23 #	835,000	893,200
		12,319,610
Brokerage – 0.33%
E*TRADE Financial 5.875% µψ	400,000	395,000
Jefferies Group
4.15% 1/23/30	25,000	21,853
6.45% 6/8/27	5,000	5,299
6.50% 1/20/43	5,000	4,932
Lazard Group 3.625%
3/1/27	40,000	38,333
		465,417
Capital Goods – 1.93%
Allegion US Holding 3.55%
10/1/27	4,000	3,702
Ardagh Packaging Finance
144A 6.00% 2/15/25 #	360,000	356,400

(continues)       NQ-DEX [2/19] 4/19 (804760) 5

Schedule of investments

Delaware Enhanced Global Dividend and Income Fund (Unaudited)

	Principal	Value
	amount°	(US $)
Corporate Bonds (continued)
Capital Goods (continued)
Bombardier 144A 6.00%
10/15/22 #	560,000	$565,600
BWAY Holding
144A 5.50% 4/15/24 #	699,000	691,786
144A 7.25% 4/15/25 #	250,000	238,125
CCL Industries 144A 3.25%
10/1/26 #	5,000	4,649
Crown Americas 4.75%
2/1/26	334,000	336,445
General Dynamics 3.375%
5/15/23	55,000	55,764
General Electric
2.10% 12/11/19	35,000	34,730
5.55% 5/4/20	5,000	5,116
6.00% 8/7/19	10,000	10,118
L3 Technologies 4.40%
6/15/28	30,000	30,828
Martin Marietta Materials
4.25% 12/15/47	5,000	4,169
Northrop Grumman 3.25%
8/1/23	35,000	35,086
nVent Finance 4.55%
4/15/28	5,000	4,889
TransDigm 6.375% 6/15/26	288,000	281,160
United Technologies 3.65%
8/16/23	35,000	35,521
		2,694,088
Communications – 3.54%
AT&T 4.35% 3/1/29	50,000	49,866
Charter Communications
Operating 5.05% 3/30/29	30,000	30,691
Comcast 3.70% 4/15/24	35,000	35,822
Digicel Group Two 144A PIK
9.125% 4/1/24 #✤	850,000	282,625
Discovery Communications
5.20% 9/20/47	5,000	4,711
Fox
144A 4.03% 1/25/24 #	20,000	20,405
144A 5.576% 1/25/49 #	15,000	15,899
Level 3 Financing 5.375%
5/1/25	714,000	714,000
Myriad International Holdings
144A 4.85% 7/6/27 #	635,000	640,135
Sprint
7.125% 6/15/24	918,000	950,800
7.625% 3/1/26	30,000	31,200
7.875% 9/15/23	40,000	42,850
Sprint Communications
7.00% 8/15/20	302,000	315,560
Time Warner Cable 7.30%
7/1/38	5,000	5,653
Time Warner Entertainment
8.375% 3/15/23	10,000	11,548
T-Mobile USA 6.50%
1/15/26	720,000	770,400
Verizon Communications
4.522% 9/15/48	20,000	19,657
Viacom 4.375% 3/15/43	45,000	38,849
Zayo Group
144A 5.75% 1/15/27 #	165,000	160,463
6.375% 5/15/25	803,000	799,989
		4,941,123
Consumer Cyclical – 3.51%
AMC Entertainment Holdings
6.125% 5/15/27	576,000	519,120
Best Buy 4.45% 10/1/28	30,000	29,048
Boyd Gaming 6.375%
4/1/26	513,000	536,726
Dollar Tree 3.70% 5/15/23	30,000	29,771
General Motors Financial
4.35% 4/9/25	50,000	48,915
GLP Capital / GLP Financing
5.375% 4/15/26	122,000	126,354
Hilton Worldwide Finance
4.875% 4/1/27	435,000	434,456
KFC Holding / Pizza Hut
Holdings / Taco Bell of
America 144A 5.25%
6/1/26 #	490,000	500,667
MGM Resorts International
5.75% 6/15/25	435,000	445,875
Penn National Gaming 144A
5.625% 1/15/27 #	563,000	539,422
Penske Automotive Group
5.50% 5/15/26	576,000	567,331
Royal Caribbean Cruises
3.70% 3/15/28	35,000	32,759
Scientific Games International
10.00% 12/1/22	1,003,000	1,058,165
Toyota Motor Credit 2.80%
7/13/22	30,000	29,927
		4,898,536
Consumer Non-Cyclical – 2.55%
Altria Group 4.80% 2/14/29	40,000	39,999
Anheuser-Busch 144A 3.65%
2/1/26 #	5,000	4,938

6 NQ-DEX [2/19] 4/19 (804760)

(Unaudited)

	Principal	Value
	amount°	(US $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Anheuser-Busch InBev
Worldwide 4.75%
1/23/29	30,000	$31,379
AstraZeneca 4.00% 1/17/29	25,000	25,147
Becton Dickinson and Co.
3.363% 6/6/24	30,000	29,544
Bunge Finance 4.35%
3/15/24	30,000	29,716
Cigna 144A 4.125%
11/15/25 #	35,000	35,560
Conagra Brands 4.60%
11/1/25	30,000	30,481
Cott Holdings 144A 5.50%
4/1/25 #	603,000	598,477
Covidien International
Finance 4.20% 6/15/20	20,000	20,381
CVS Health 4.30% 3/25/28	40,000	40,066
Eli Lilly & Co. 3.375%
3/15/29	55,000	55,071
JBS Investments 144A 7.25%
4/3/24 #	650,000	673,894
JBS USA
144A 5.75% 6/15/25 #	537,000	546,693
144A 6.75% 2/15/28 #	390,000	404,625
Post Holdings
144A 5.00% 8/15/26 #	244,000	235,765
144A 5.625% 1/15/28 #	400,000	388,000
144A 5.75% 3/1/27 #	345,000	341,981
Zimmer Biomet Holdings
4.625% 11/30/19	30,000	30,356
		3,562,073
Electric – 0.65%
American Transmission
Systems 144A 5.25%
1/15/22 #	15,000	15,758
Ausgrid Finance 144A 3.85%
5/1/23 #	30,000	30,125
CenterPoint Energy 3.85%
2/1/24	30,000	30,093
Cleveland Electric Illuminating
5.50% 8/15/24	5,000	5,437
Consumers Energy 3.80%
11/15/28	35,000	36,010
DTE Electric 3.95% 3/1/49	40,000	39,193
DTE Energy 3.30% 6/15/22	25,000	24,912
Duke Energy Ohio 3.65%
2/1/29	50,000	50,738
Entergy Louisiana 4.05%
9/1/23	40,000	41,043
Evergy 4.85% 6/1/21	5,000	5,135
Israel Electric 144A 4.25%
8/14/28 #	500,000	495,075
Kansas City Power & Light
3.65% 8/15/25	5,000	5,022
LG&E & KU Energy 4.375%
10/1/21	20,000	20,417
National Rural Utilities
Cooperative Finance
2.85% 1/27/25	30,000	29,358
4.75% 4/30/43 µ	5,000	4,846
New York State Electric & Gas
144A 3.25% 12/1/26 #	25,000	24,442
PacifiCorp 3.50% 6/15/29	25,000	24,997
PPL Electric Utilities 3.00%
9/15/21	10,000	10,015
Public Service Co. of
Oklahoma 5.15%
12/1/19	15,000	15,249
		907,865
Energy – 10.62%
Abu Dhabi Crude Oil Pipeline
144A 3.65% 11/2/29 #	750,000	737,531
AmeriGas Partners
5.625% 5/20/24	20,000	20,300
5.875% 8/20/26	666,000	670,795
BP Capital Markets America
4.234% 11/6/28	35,000	36,830
Cheniere Corpus Christi
Holdings
5.125% 6/30/27	92,000	94,070
5.875% 3/31/25	222,000	236,987
7.00% 6/30/24	205,000	227,550
Cheniere Energy Partners
5.25% 10/1/25	360,000	365,850
Chesapeake Energy
7.00% 10/1/24	350,000	347,375
8.00% 1/15/25	280,000	285,950
Continental Resources
4.375% 1/15/28	20,000	19,944
Crestwood Midstream
Partners 5.75% 4/1/25	516,000	521,966
Diamond Offshore Drilling
7.875% 8/15/25	70,000	66,500
Enbridge 6.00% 1/15/77 µ	5,000	4,908
Energy Transfer 5.50%
6/1/27	260,000	273,650
Energy Transfer Operating
6.625% µψ	5,000	4,557
9.70% 3/15/19	7,000	7,014

(continues)       NQ-DEX [2/19] 4/19 (804760) 7

Schedule of investments

Delaware Enhanced Global Dividend and Income Fund (Unaudited)

	Principal	Value
	amount°	(US $)
Corporate Bonds (continued)
Energy (continued)
Ensco 7.75% 2/1/26	45,000	$37,913
Gazprom OAO Via Gaz
Capital 144A 4.95%
3/23/27 #	500,000	492,156
Genesis Energy
6.50% 10/1/25	80,000	77,000
6.75% 8/1/22	726,000	742,335
Gulfport Energy
6.375% 5/15/25	40,000	35,950
6.375% 1/15/26	355,000	312,400
6.625% 5/1/23	495,000	487,575
Hilcorp Energy I 144A 5.00%
12/1/24 #	229,000	220,985
Laredo Petroleum 6.25%
3/15/23	631,000	591,563
Marathon Oil 4.40%
7/15/27	35,000	35,342
MPLX 4.875% 12/1/24	10,000	10,450
Murphy Oil 6.875% 8/15/24	780,000	825,711
Murphy Oil USA 5.625%
5/1/27	936,000	947,700
Newfield Exploration 5.375%
1/1/26	662,000	700,065
Noble Energy 3.90%
11/15/24	45,000	44,425
NuStar Logistics 5.625%
4/28/27	402,000	404,513
ONEOK 7.50% 9/1/23	30,000	34,118
Petrobras Global Finance
7.25% 3/17/44	400,000	428,650
Petroleos Mexicanos 6.75%
9/21/47	150,000	130,440
Precision Drilling 144A
7.125% 1/15/26 #	820,000	809,750
QEP Resources
5.25% 5/1/23	460,000	445,050
5.625% 3/1/26	650,000	612,625
Sabine Pass Liquefaction
5.625% 3/1/25	60,000	64,994
Schlumberger Holdings
144A 3.75% 5/1/24 #	5,000	5,025
144A 4.30% 5/1/29 #	45,000	45,635
Southwestern Energy 7.75%
10/1/27	465,000	485,344
Targa Resources Partners
5.375% 2/1/27	708,000	715,087
144A 5.875% 4/15/26 #	40,000	41,800
Tecpetrol 144A 4.875%
12/12/22 #	250,000	233,500
Transocean 144A 9.00%
7/15/23 #	482,000	510,318
Transocean Proteus 144A
6.25% 12/1/24 #	364,800	373,920
		14,824,116
Financials – 0.85%
AerCap Global Aviation Trust
144A 6.50% 6/15/45 #µ	400,000	400,000
Air Lease 3.00% 9/15/23	35,000	33,617
Aviation Capital Group 144A
4.875% 10/1/25 #	30,000	30,473
DAE Funding 144A 5.75%
11/15/23 #	710,000	725,087
		1,189,177
Healthcare – 5.92%
Bausch Health 144A 5.50%
11/1/25 #	745,000	754,313
Charles River Laboratories
International 144A 5.50%
4/1/26 #	730,000	761,025
Encompass Health
5.75% 11/1/24	720,000	730,116
5.75% 9/15/25	361,000	366,415
HCA
5.375% 2/1/25	1,076,000	1,118,707
5.875% 2/15/26	166,000	175,753
7.58% 9/15/25	194,000	216,310
Hill-Rom Holdings
144A 5.00% 2/15/25 #	378,000	378,000
144A 5.75% 9/1/23 #	273,000	281,873
Hologic 144A 4.625%
2/1/28 #	370,000	359,825
MPH Acquisition Holdings
144A 7.125% 6/1/24 #	237,000	236,704
Service Corp. International
4.625% 12/15/27	360,000	356,850
Tenet Healthcare
5.125% 5/1/25	415,000	412,406
8.125% 4/1/22	419,000	448,854
Teva Pharmaceutical Finance
Netherlands III 6.00%
4/15/24	755,000	764,905
WellCare Health Plans 144A
5.375% 8/15/26 #	880,000	907,500
		8,269,556
Insurance – 1.51%
Acrisure 144A 8.125%
2/15/24 #	190,000	194,987

8 NQ-DEX [2/19] 4/19 (804760)

(Unaudited)

	Principal	Value
	amount°	(US $)
Corporate Bonds (continued)
Insurance (continued)
AXA Equitable Holdings
4.35% 4/20/28	50,000	$49,246
Berkshire Hathaway Finance
2.90% 10/15/20	35,000	35,141
Brighthouse Financial 3.70%
6/22/27	25,000	22,465
HUB International 144A
7.00% 5/1/26 #	705,000	692,663
Liberty Mutual Group 144A
4.569% 2/1/29 #	5,000	5,070
Marsh & McLennan 3.875%
3/15/24	50,000	51,128
MetLife 6.40% 12/15/36	100,000	106,145
NFP 144A 6.875%
7/15/25 #	160,000	153,200
Nuveen Finance 144A
4.125% 11/1/24 #	10,000	10,334
Prudential Financial
4.35% 2/25/50	5,000	4,919
5.375% 5/15/45 µ	5,000	5,018
USIS Merger Sub 144A
6.875% 5/1/25 #	797,000	777,075
		2,107,391
Media – 5.94%
Altice France 144A 7.375%
5/1/26 #	430,000	423,924
AMC Networks 4.75%
8/1/25	460,000	448,500
CCO Holdings
144A 5.125% 5/1/27 #	250,000	245,937
144A 5.50% 5/1/26 #	39,000	39,866
144A 5.75% 2/15/26 #	442,000	459,145
144A 5.875% 5/1/27 #	876,000	902,006
CSC Holdings
6.75% 11/15/21	895,000	955,413
144A 7.50% 4/1/28 #	200,000	212,000
144A 7.75% 7/15/25 #	325,000	347,750
Gray Television 144A 5.875%
7/15/26 #	747,000	756,338
Lamar Media 5.75% 2/1/26	399,000	418,950
Sinclair Television Group
144A 5.125% 2/15/27 #	453,000	425,820
Sirius XM Radio
144A 5.00% 8/1/27 #	905,000	888,013
144A 5.375% 4/15/25 #	479,000	489,927
Tribune Media 5.875%
7/15/22	412,000	421,270
Virgin Media Secured Finance
144A 5.25% 1/15/26 #	410,000	412,759
VTR Finance 144A 6.875%
1/15/24 #	430,000	443,438
		8,291,056
Real Estate Investment Trusts – 2.69%
American Tower Trust I 144A
3.07% 3/15/23 #	20,000	19,859
Corporate Office Properties
3.60% 5/15/23	5,000	4,891
5.25% 2/15/24	30,000	31,241
Crown Castle International
4.30% 2/15/29	50,000	50,237
CyrusOne 5.375% 3/15/27	212,000	216,240
ESH Hospitality 144A 5.25%
5/1/25 #	656,000	654,360
GEO Group
5.125% 4/1/23	165,000	157,369
5.875% 1/15/22	700,000	697,375
5.875% 10/15/24	10,000	9,525
6.00% 4/15/26	359,000	334,319
Hospitality Properties Trust
4.50% 3/15/25	5,000	4,827
Host Hotels & Resorts 4.50%
2/1/26	35,000	34,849
Iron Mountain US Holdings
144A 5.375% 6/1/26 #	838,000	817,050
LifeStorage 3.50% 7/1/26	35,000	33,095
MGM Growth Properties
Operating Partnership
144A 5.75% 2/1/27 #	195,000	199,875
SBA Communications
4.875% 9/1/24	480,000	481,200
WP Carey 4.60% 4/1/24	5,000	5,141
		3,751,453
Services – 2.96%
Advanced Disposal Services
144A 5.625% 11/15/24 #	551,000	558,014
Aramark Services 144A
5.00% 2/1/28 #	530,000	524,700
Ashtead Capital 144A
4.375% 8/15/27 #	375,000	362,344
Avis Budget Car Rental 144A
6.375% 4/1/24 #	111,000	113,775
Covanta Holding 5.875%
7/1/25	557,000	557,696
KAR Auction Services 144A
5.125% 6/1/25 #	237,000	231,668
Prime Security Services
Borrower 144A 9.25%
5/15/23 #	826,000	873,082

(continues)       NQ-DEX [2/19] 4/19 (804760) 9

Schedule of investments

Delaware Enhanced Global Dividend and Income Fund (Unaudited)

	Principal	Value
	amount°	(US $)
Corporate Bonds (continued)
Services (continued)
United Rentals North America
5.50% 5/15/27	877,000	$879,193
5.875% 9/15/26	30,000	30,825
		4,131,297
Technology – 2.58%
Baidu 4.375% 3/29/28	500,000	503,344
Broadcom 3.50% 1/15/28	5,000	4,432
CDK Global
5.00% 10/15/24	409,000	416,157
5.875% 6/15/26	570,000	588,525
CDW Finance 5.00% 9/1/25	239,000	242,585
CommScope Technologies
144A 5.00% 3/15/27 #	452,000	405,806
First Data 144A 5.75%
1/15/24 #	415,000	429,874
Infor US 6.50% 5/15/22	443,000	453,419
Marvell Technology Group
4.875% 6/22/28	35,000	35,252
Microchip Technology 144A
4.333% 6/1/23 #	15,000	14,993
NXP 144A 4.875% 3/1/24 #	35,000	36,053
Oracle 2.40% 9/15/23	30,000	29,179
RP Crown Parent 144A
7.375% 10/15/24 #	70,000	71,925
Sensata Technologies UK
Financing 144A 6.25%
2/15/26 #	350,000	370,563
		3,602,107
Transportation – 0.44%
FedEx 4.05% 2/15/48	60,000	52,093
Norfolk Southern 3.80%
8/1/28	50,000	50,361
Penske Truck Leasing 144A
3.30% 4/1/21 #	45,000	44,934
United Airlines 2014-1
Class A Pass Through Trust
4.00% 4/11/26 ◆	4,028	4,044
United Airlines 2014-2
Class A Pass Through Trust
3.75% 9/3/26 ◆	4,147	4,111
United Parcel Service 5.125%
4/1/19	10,000	10,020
XPO Logistics 144A 6.125%
9/1/23 #	455,000	455,569
		621,132
Utilities – 2.00%
AES
5.50% 4/15/25	345,000	356,644
6.00% 5/15/26	57,000	60,277
Brooklyn Union Gas 144A
3.865% 3/4/29 #	10,000	10,007
Calpine
144A 5.25% 6/1/26 #	320,000	314,400
5.50% 2/1/24	205,000	198,081
5.75% 1/15/25	135,000	129,431
144A 5.875% 1/15/24 #	195,000	199,387
Emera 6.75% 6/15/76 µ	395,000	409,408
Enel 144A 8.75%
9/24/73 #µ	200,000	218,000
Vistra Energy 144A 8.00%
1/15/25 #	371,000	397,897
Vistra Operations
144A 5.50% 9/1/26 #	105,000	109,200
144A 5.625% 2/15/27 #	375,000	387,188
		2,789,920
Total Corporate Bonds
(cost $83,775,587)		83,505,486

Non-Agency Asset-Backed Security – 0.07%
Citicorp Residential Mortgage
Trust
Series 2006-3 A5
5.255% 11/25/36 ●	100,000	102,218
Total Non-Agency
Asset-Backed Security
(cost $87,000)		102,218

Regional Bond – 0.28%Δ
Argentina – 0.28%
Provincia de Cordoba 144A
7.125% 8/1/27 #	500,000	391,250
Total Regional Bond
(cost $492,500)		391,250

Sovereign Bonds – 1.63%Δ
Argentina – 0.54%
Argentine Republic
Government International
Bond 6.875% 1/11/48	1,000,000	754,010
		754,010

10 NQ-DEX [2/19] 4/19 (804760)

(Unaudited)

		Principal	Value
		amount°	(US $)
Sovereign BondsΔ (continued)
Indonesia – 0.74%
Indonesia Government
International Bonds 144A
5.125% 1/15/45 #		1,000,000	$1,033,337
			1,033,337
Turkey – 0.35%
Turkey Government Bond
11.00% 3/2/22	TRY	2,981,000	488,341
			488,341
Total Sovereign Bonds
(cost $2,272,530)			2,275,688

US Treasury Obligations – 1.28%
US Treasury Bonds
2.75% 11/15/47		10,000	9,350
3.00% 5/15/47		115,000	113,212
3.00% 2/15/48		25,000	24,570
3.125% 5/15/48		25,000	25,178
US Treasury Notes
1.125% 7/31/21		185,000	179,034
1.375% 1/31/21		60,000	58,697
1.50% 8/15/26		1,045,000	964,380
1.75% 5/31/22		15,000	14,650
1.875% 7/31/22		65,000	63,670
1.875% 9/30/22		35,000	34,248
2.00% 12/31/21		5,000	4,933
2.00% 10/31/22		20,000	19,643
2.25% 2/15/27		10,000	9,707
2.25% 8/15/27		80,000	77,400
2.25% 11/15/27		45,000	43,455
2.50% 6/30/20		5,000	4,997
2.50% 1/31/21		5,000	4,998
2.50% 3/31/23		10,000	9,994
2.75% 4/30/23		10,000	10,090
2.75% 5/31/23		20,000	20,184
2.75% 2/15/28		85,000	85,334
2.875% 5/15/28		15,000	15,204
Total US Treasury
Obligations
(cost $1,863,308)			1,792,928

Leveraged Non-Recourse Security – 0.00%
JPMorgan Fixed Income
Auction Pass Through Trust
Series 2007-C 144A
0.239% 1/15/87 #◆=		500,000	0
Total Leveraged
Non-Recourse Security
(cost $425,000)			0

		Number of
		shares
Preferred Stock – 0.75%
Bank of America 6.50% µψ		470,000	510,342
Freddie Mac 6.02% ψ		40,000	308,000
GMAC Capital Trust I 8.469%
(LIBOR03M + 5.785%)
2/15/40 ●		6,000	155,940
SITE Centers 6.50% ψ		946	24,246
Washington Prime Group
6.875% ψ		2,511	48,362
Total Preferred Stock
(cost $1,797,970)			1,046,890

Warrant – 0.00%
Wheeler Real Estate
Investment Trust strike
price $44.00, expiration
date 4/29/19 †		12,540	88
Total Warrant (cost $104)			88

		Principal
		amount°
Short-Term Investments – 4.65%
Discount Note – 0.74%≠
Federal Home Loan Bank
2.23% 3/1/19		1,028,263	1,028,262
			1,028,262
Repurchase Agreements – 3.91%
Bank of America Merrill Lynch
2.54%, dated 2/28/19, to
be repurchased on 3/1/19,
repurchase price $663,442
(collateralized by US
government obligations
1.625%–2.375%
1/15/25–5/15/26; market
value $676,663)		663,395	663,395

(continues)       NQ-DEX [2/19] 4/19 (804760) 11

Schedule of investments

Delaware Enhanced Global Dividend and Income Fund (Unaudited)

	Principal	Value
	amount°	(US $)
Short-Term Investments (continued)
Repurchase Agreements (continued)
Bank of Montreal
2.40%, dated 2/28/19, to
be repurchased on 3/1/19,
repurchase price
$1,824,458 (collateralized
by US government
obligations 0.00%–4.25%
3/14/19–2/15/46; market
value $1,860,823)	1,824,337	$1,824,337
BNP Paribas
2.55%, dated 2/28/19, to
be repurchased on 3/1/19,
repurchase price
$2,977,283 (collateralized
by US government
obligations
0.00%–3.375%
2/27/20–8/15/48; market
value $3,036,614)	2,977,072	2,977,072
		5,464,804
Total Short-Term
Investments
(cost $6,493,066)		6,493,066
Total Value of Securities
Before Options
Written – 144.85%
(cost $201,607,460)		202,231,585

	Number of
	Contracts
Options Written – (0.19%)
Equity Call Options – (0.19%)
American Eagle Outfitters
strike price $19.00,
expiration date 3/15/19,
notional amount
$(475,000)	(250)	(46,250)
Broadcom strike price
$290.00, expiration date
3/15/19, notional amount
$(725,000)	(25)	(6,250)
Edison International strike
price $62.50, expiration
date 3/15/19, notional
amount $(437,500)	(70)	(4,550)
ImmunoGen strike price
$3.00, expiration date
3/15/19, notional amount
$(300,000)	(1,000)	(207,000)
Total Options Written
(premium received $255,527)		(264,050)

Borrowing Under Line of
Credit – (43.41%)		(60,600,000)
Liabilities Net of
Receivables and Other
Assets – (1.25%)		(1,750,256)
Net Assets Applicable to
12,647,316 Shares
Outstanding – 100.00%		$139,617,279
____________________

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Feb. 28, 2019, the aggregate value of Rule 144A securities was $46,669,535, which represents 33.43% of the Fund’s net assets.
◆	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
✤	PIK. 100% of the income received was in the form of both cash and par.
❖	Securities have been classified by type of business.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in “Notes.”
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
Δ	Securities have been classified by country of origin.
µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at Feb. 28, 2019. Rate will reset at a future date.
π	Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At Feb. 28, 2019, the aggregate value of restricted securities was $1,533,518, which represented 1.10% of the Fund’s net assets. See table on next page for additional details.
ψ	No contractual maturity date.
†	Non-income producing security.
●	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at Feb. 28, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.

12 NQ-DEX [2/19] 4/19 (804760)

(Unaudited)

Restricted Securities

Investments	Date of Acquisition	Cost	Value
Merion Champion’s Walk	8/4/17	$913,765	$933,860
Merion Champion’s Walk	2/13/18	23,701	24,223
Merion Champion’s Walk	7/11/18	24,779	24,223
Merion Champion’s Walk	10/22/18	25,143	24,223
Merion Champion’s Walk	2/13/19	25,496	24,221
Merion Countryside	5/11/16	–	446,458
Merion Countryside	4/7/17	–	36,199
Merion Countryside	5/3/18	–	20,111
Total		$1,012,884	$1,533,518

Summary of abbreviations:
ADR – American Depositary Receipt
ARM – Adjustable Rate Mortgage
FREMF – Freddie Mac Multifamily
GNMA – Government National Mortgage Association
ICE – Intercontinental Exchange
LIBOR – London Interbank Offered Rate
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
LIBOR12M – ICE LIBOR USD 12 Month
PIK – Pay-in-kind
PJSC – Private Joint Stock Company
REIT – Real Estate Investment Trust
S.F. – Single Family
TRY – Turkish Lira
USD – US Dollar
yr – Year

See accompanying notes

(continues)       NQ-DEX [2/19] 4/19 (804760) 13

Notes

Delaware Enhanced Global Dividend and Income Fund
February 28, 2019 (Unaudited)

1. Significant Accounting Policies

Delaware Enhanced Global Dividend and Income Fund (Fund) is a closed-end management investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund. This report covers the period of time since the Fund’s last fiscal year end, Nov. 30, 2018.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities, and US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Investments in repurchase agreements are generally valued at par, which approximates fair value, each business day. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00pm Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing). Restricted securities are valued at fair value using methods approved by the Board.

2. Investments

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below and on the next page.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

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Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Feb. 28, 2019:

Securities	Level 1	Level 2	Level 3	Total
Assets:
Agency, Asset- &
Mortgage-Backed Securities	$—	$150,853	$—	$150,853
Corporate Debt	—	98,576,397	—	98,576,397
Foreign Debt	—	2,666,938	—	2,666,938
Common Stock
Communication Services	5,755,577	—	—	5,755,577
Consumer Discretionary	11,525,716	—	—	11,525,716
Consumer Staples	6,315,243	—	—	6,315,243
Diversified REIT	646,020	—	—	646,020
Energy	6,196,858	—	—	6,196,858
Financials	17,598,218	—	—	17,598,218
Healthcare	12,633,397	—	—	12,633,397
Healthcare REITs	52,400	—	—	52,400
Hotel REITs	751,563	—	—	751,563
Industrials	11,591,381	—	—	11,591,381
Information Technology	5,122,416	—	—	5,122,416
Materials	2,810,840	—	—	2,810,840
Mortgage REIT	1,342,650	—	—	1,342,650
Multifamily REIT	869,542	—	—	869,542
Office REITs	887,634	—	—	887,634
Real Estate Operating/
Development	306,912	—	—	306,912
Shopping Center REITs	489,651	—	—	489,651
Single Tenant REIT	102,183	—	—	102,183
Utilities	2,589,472	—	—	2,589,472
Convertible Preferred Stock[1]	1,583,046	800,188	—	2,383,234
Limited Partnerships	—	—	1,533,518	1,533,518
Preferred Stock[1]	228,548	818,342	—	1,046,890
US Treasury Obligations	—	1,792,928	—	1,792,928
Warrant	88	—	—	88
Short-Term Investments	—	6,493,066	—	6,493,066
Total Value of Securities Before
Options Written	$89,399,355	$111,298,712	$1,533,518	$202,231,585

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Derivatives:	Level 1	Level 2	Level 3	Total
Liabilities:
Options Written[1]	$(264,050)	$—	$—	$(264,050)

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments and Level 2 investments represent investments with observable inputs or matrix-priced investments. The amounts attributed to Level 1 investments and Level 2 investments represent the following percentages of the total market value of this security type:

	Level 1	Level 2	Total
Convertible Preferred Stock	66.42%	33.58%	100.00%
Preferred Stock	21.61%	78.39%	100.00%

The securities that have been valued at zero on the “Schedule of investments” are considered to be Level 3 investments in this table.

During the period ended Feb. 28, 2019, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s net asset value (NAV) is determined) are established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that the Fund’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value for the Fund:

Limited Partnerships
Beginning balance Nov. 30, 2018	$2,156,537
Purchases	25,496
Amortization	(607,426)
Net change in unrealized appreciation
(depreciation)	(41,089)
Ending balance Feb. 28, 2019	$1,533,518
Net change in unrealized appreciation
from investments still held at the
end of the year	$(41,089)

When market quotations are not readily available for one or more portfolio securities, the Fund’s NAV shall be calculated by using the “fair value” of the securities as determined by the Pricing Committee. Such “fair value” is the amount that the Fund might reasonably expect to receive for the security (or asset) upon its current sale. Each such determination should be based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the size of the holding, (iii) the initial cost of the security, (iv) the existence of any contractual restrictions of the security’s disposition, (v) the price and extent of public trading in similar securities of the issuer or of comparable companies, (vi) quotations or evaluated prices from broker/dealers and/or pricing services, (vii) information obtained from the issuer, analysts, and/or appropriate stock exchange (for exchange-traded securities), (viii) an analysis of the company’s financial statements, and (ix) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

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The Pricing Committee, or its delegate, employs various methods for calibrating these valuation approaches, including due diligence of the Fund’s pricing vendors and periodic back-testing of the prices that are fair valued under these procedures and reviews of any market related activity. The pricing of all securities fair valued by the Pricing Committee is subsequently reported to and approved by the Board on a quarterly basis.

Quantitative information about Level 3 fair value measurements for the Fund are as follows:

Assets	Value	Valuation Techniques	Unobservable Inputs
			Trailing 12 months NOI,
Limited		Market cap	adjusted for assets and
Partnership	$502,768	rate method	liabilities; liquidity discount
Limited			Acquisition price adjusted
Partnership	1,030,750	Acquisition price	for liquidity discount
Total	$1,533,518

A significant change to the inputs may result in a significant change to the valuation.

3. Recent Accounting Pronouncements

In March 2017, the FASB issued an Accounting Standards Update (ASU), ASU 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities which amends the amortization period for certain callable debt securities purchased at a premium, shortening such period to the earliest call date. The ASU 2017-08 does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

In August 2018, the FASB issued an ASU 2018-13, which changes certain fair value measurement disclosure requirements. The ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

4. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Feb. 28, 2019, that would require recognition or disclosure in the Fund’s “Schedule of investments.”

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Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: